Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of classes of share capital [text block] [Table Text Block]
	Number of
	shares	Amount

Balance at January 1, 2016 and December 31, 2017 and 2016 and 2015	64,056,876	$14,056,459